Financial Instruments and Financial Risk Management - Schedule of Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value through profit or loss [Member]
Schedule of Financial Assets [Line Items]
Cash and cash equivalents
Accounts receivable (excluding prepaid expenses)
Long-term deposits and restricted deposits
Debt investments at fair value through profit or loss	555
Unlisted equity securities	82	82
Debt investments at fair value through OCI
Total financial assets	637	82
Financial assets at fair value through OCI [Member]
Schedule of Financial Assets [Line Items]
Cash and cash equivalents
Accounts receivable (excluding prepaid expenses)
Long-term deposits and restricted deposits
Debt investments at fair value through profit or loss
Unlisted equity securities
Debt investments at fair value through OCI	9,256
Total financial assets	9,256
Financial assets at amortized cost [Member]
Schedule of Financial Assets [Line Items]
Cash and cash equivalents	15,081	10,872
Accounts receivable (excluding prepaid expenses)	3,446	2,194
Long-term deposits and restricted deposits	124	107
Debt investments at fair value through profit or loss
Unlisted equity securities
Debt investments at fair value through OCI
Total financial assets	18,651	13,173
Total financial assets [Member]
Schedule of Financial Assets [Line Items]
Cash and cash equivalents	15,081	10,872
Accounts receivable (excluding prepaid expenses)	3,446	2,194
Long-term deposits and restricted deposits	124	107
Debt investments at fair value through profit or loss	555
Unlisted equity securities	82	82
Debt investments at fair value through OCI	9,256
Total financial assets	$ 28,544	$ 13,255